Guarantee of Registered Securities (Tables)	3 Months Ended
Mar. 31, 2012
Guarantee of Registered Securities [Abstract]
Guarantor Financial Statements

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$20,236	$50,295	$271,983	$-	$342,514
Restricted cash	-	10,038	583	-	10,621
Receivables - trade and other	-	38,437	292,879	-	331,316
Prepaid expenses and other current assets	-	40,409	26,504	-	66,913
Assets of discontinued operations	-	25,339	-	-	25,339
Total current assets	20,236	164,518	591,949	-	776,703

Property, plant and equipment - gross	-	1,314,399	5,821,456	-	7,135,855
Less accumulated depreciation and amortization	-	454,385	954,685	-	1,409,070
Property, plant and equipment - net	-	860,014	4,866,771	-	5,726,785

Investments in subsidiaries	-	1,176,574	-	(1,176,574)	-
Due from affiliates	-	3,787,765	646,151	(4,433,916)	-
Other assets	-	29,530	68,268	-	97,798

	$20,236	$6,018,401	$6,173,139	$(5,610,490)	$6,601,286

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$195,243	$30,898	$-	$226,141
Accounts payable - trade	1,276	27,396	59,203	-	87,875
Deferred revenues	-	-	36,370	-	36,370
Accrued liabilities	-	59,216	41,166	-	100,382
Liabilities of discontinued operations	-	21,254	-	-	21,254
Total current liabilities	1,276	303,109	167,637	-	472,022

Long-term debt - less current maturities	-	896,057	-	-	896,057
Due to affiliates	1,601	-	4,432,315	(4,433,916)	-
Other liabilities	-	307,171	66,810	-	373,981
Deferred income taxes - net	-	130,537	347,162	-	477,699
Shareholders' equity	17,359	4,381,527	1,159,215	(1,176,574)	4,381,527

	$20,236	$6,018,401	$6,173,139	$(5,610,490)	$6,601,286

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2011
(in thousands)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$21,472	$184,677	$232,704	$-	$438,853
Receivables - trade and other	-	33,380	250,212	-	283,592
Prepaid expenses and other current assets	-	46,137	25,472	-	71,609
Assets of discontinued operations	-	27,661	-	-	27,661
Total current assets	21,472	291,855	508,388	-	821,715

Property, plant and equipment - gross	-	1,290,526	5,738,796	-	7,029,322
Less accumulated depreciation and amortization	-	441,949	908,660	-	1,350,609
Property, plant and equipment - net	-	848,577	4,830,136	-	5,678,713

Investments in subsidiaries	-	1,121,573	-	(1,121,573)	-
Due from affiliates	-	3,732,488	333,357	(4,065,845)	-
Other assets	-	30,581	66,836	-	97,417

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current maturities of long-term debt	$-	$22,464	$22,559	$-	$45,023
Accounts payable - trade	730	43,091	67,261	-	111,082
Deferred revenues	-	-	36,220	-	36,220
Accrued liabilities	-	102,785	28,256	-	131,041
Liabilities of discontinued operations	-	25,005	-	-	25,005
Total current liabilities	730	193,345	154,296	-	348,371

Long-term debt - less current maturities	-	1,073,887	15,448	-	1,089,335
Due to affiliates	1,151	-	4,064,694	(4,065,845)	-
Other liabilities	-	303,117	54,592	-	357,709
Deferred income taxes - net	-	128,738	347,705	-	476,443
Shareholders' equity	19,591	4,325,987	1,101,982	(1,121,573)	4,325,987

	$21,472	$6,025,074	$5,738,717	$(5,187,418)	$6,597,845

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Three Months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$41,888	$326,775	$(35,186)	$333,477

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	6,612	210,713	(35,186)	182,139
Depreciation and amortization	-	12,882	46,084	-	58,966
Selling, general and administrative	641	6,029	16,386	-	23,056
Loss (gain) on disposals of property and equipment	-	167	(223)	-	(56)
Material charges and other operating expenses	1,675	1,363	1,533	-	4,571
Total costs and expenses	2,316	27,053	274,493	(35,186)	268,676

INCOME FROM OPERATIONS	(2,316)	14,835	52,282	-	64,801

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(11,053)	(204)	-	(11,257)
Interest income	5	43	66	-	114
Other - net	-	36	1,301	-	1,337
Total other income (expense) - net	5	(10,974)	1,163	-	(9,806)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	(2,311)	3,861	53,445	-	54,995
(Benefit) provision for income taxes	-	2,128	(2,632)	-	(504)

NET INCOME FROM CONTINUING OPERATIONS	(2,311)	1,733	56,077	-	55,499

DISCONTINUED OPERATIONS, NET OF TAX	-	(5,982)	-	-	(5,982)

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	53,766	-	(53,766)	-

NET INCOME	$(2,311)	$49,517	$56,077	$(53,766)	$49,517

Rowan Companies plc and Subsidiaries
Condensed Consolidating Income Statements
Three Months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

REVENUES	$-	$32,307	$198,409	$(24,750)	$205,966

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	-	26,082	109,942	(24,750)	111,274
Depreciation and amortization	-	14,504	23,650	-	38,154
Selling, general and administrative	-	5,548	15,266	-	20,814
Loss (gain) on disposals of property and equipment	-	(28)	(3)	-	(31)
Total costs and expenses	-	46,106	148,855	(24,750)	170,211

INCOME FROM OPERATIONS	-	(13,799)	49,554	-	35,755

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	-	(5,319)	(2,353)	2,353	(5,319)
Interest income	-	2,333	49	(2,353)	29
Other - net	-	(60)	(1,024)	-	(1,084)
Total other income (expense) - net	-	(3,046)	(3,328)	-	(6,374)

INCOME FROM CONTINUING OPERATIONS
BEFORE INCOME TAXES	-	(16,845)	46,226	-	29,381
(Benefit) provision for income taxes	-	(1,057)	3,643	-	2,586

NET INCOME FROM CONTINUING OPERATIONS	-	(15,788)	42,583	-	26,795

DISCONTINUED OPERATIONS, NET OF TAX	-	-	5,277	-	5,277

EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	-	47,860	-	(47,860)	-

NET INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Three months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$(2,311)	$49,517	$56,077	$(53,766)	$49,517

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Amortization of net loss	-	4,087	-	-	4,087
Amortization of transition obligation	-	77	-	-	77
Amortization of prior service credit	-	(775)	-	-	(775)

OTHER COMPREHENSIVE INCOME	-	3,389	-	-	3,389

COMPREHENSIVE INCOME	$(2,311)	$52,906	$56,077	$(53,766)	$52,906

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Three months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes
Net (loss) gain arising during the period	-	-	-	-	-
Prior service credit arising during the period	-	-	-	-	-
Amortization of net loss	-	-	-	-	-
Amortization of transition obligation	-	-	-	-	-
Amortization of prior service credit	-	-	-	-	-

OTHER COMPREHENSIVE INCOME	-	-	-	-	-

COMPREHENSIVE INCOME	$-	$32,072	$47,860	$(47,860)	$32,072

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2012
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(1,766)	$(16,647)	$81,694	$-	$63,281

Investing activities:
Property, plant and equipment additions	-	(46,650)	(91,455)	-	(138,105)
Proceeds from disposals of property, plant and equip	-	-	928	-	928
Change in restricted cash balance	-	(10,038)	(583)	-	(10,621)

Net cash used in investing activities	-	(56,688)	(91,110)	-	(147,798)

Financing activities:
Repayments of borrowings	-	(5,203)	(7,109)	-	(12,312)
Advances (to) from affiliates	530	(56,334)	55,804	-	-
Proceeds from stock option and debenture plans	-	214	-	-	214
Excess tax benefits from stock-based compensation	-	276	-	-	276

Net cash provided by (used in) financing activities	530	(61,047)	48,695	-	(11,822)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,236)	(134,382)	39,279	-	(96,339)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	21,472	184,677	232,704	-	438,853

CASH AND CASH EQUIVALENTS, END OF PERIOD	$20,236	$50,295	$271,983	$-	$342,514

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2011
(in thousands)
(unaudited)
	Rowan UK	Rowan Delaware	Other non-guarantor subsidiaries	Consolidating adjustments	Consolidated

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$-	$17,294	$96,576	$-	$113,870

Investing activities:
Property, plant and equipment additions	-	(27,867)	(333,273)	-	(361,140)
Proceeds from disposals of property, plant and equip	-	-	2,704	-	2,704
Investments in consolidated subsidiaries	-	(140,347)	-	140,347	-
Change in restricted cash balance	-	-	425	-	425

Net cash used in investing activities	-	(168,214)	(330,144)	140,347	(358,011)

Financing activities:
Repayments of borrowings	-	(5,203)	(7,126)	-	(12,329)
Advances (to) from affiliates	-	(36,071)	36,071	-	-
Contribution from parent	-	-	140,347	(140,347)	-
Proceeds from stock option and debenture plans	-	7,781	-	-	7,781
Excess tax benefits from stock-based compensation	-	864	-	-	864

Net cash provided by (used in) financing activities	-	(32,629)	169,292	(140,347)	(3,684)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	(183,549)	(64,276)	-	(247,825)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	-	255,061	182,418	-	437,479

CASH AND CASH EQUIVALENTS, END OF PERIOD	$-	$71,512	$118,142	$-	$189,654